Intangible Assets, Net (Tables)	6 Months Ended
Mar. 31, 2026
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net consisted of the following:

	As of March 31, 2026
	(Unaudited)
	Gross Carrying Amount	Accumulated Amortization	Impairment	Net Carrying Value
	US$	US$	US$	US$
Intangible assets
Licensed digital assets	$82,590,999	$(26,271,917)	$(39,019,271)	$17,299,811
Total	$82,590,999	$(26,271,917)	$(39,019,271)	$17,299,811

	As of September 30, 2025
	Gross Carrying Amount	Accumulated Amortization	Impairment	Net Carrying Value
	US$	US$	US$	US$
Intangible assets
Licensed digital assets	$77,677,404	$(17,927,585)	$—	$59,749,819
Total	$77,677,404	$(17,927,585)	$—	$59,749,819

Schedule of Estimated Amortization Expenses
Estimated Amortization Expenses:
For year ended 3/31/2027	$12,020,716
For year ended 3/31/2028	4,005,708
For year ended 3/31/2029	1,273,387
Total	$17,299,811

Schedule of Movement of Intangible Assets

The movement of intangible assets is as follows:

	For the six months ended March 31, 2026
	Gross Carrying Amount	Accumulated Amortization
	(Unaudited)	(Unaudited)
Balance at beginning of the period	$77,677,404	17,927,585
Additions(a)	7,133,256	7,834,013
Sale(b)	(4,644,234)	(176,213)
Foreign exchange translation	2,424,573	686,532
Balance at end of the period	$82,590,999	26,271,917

(a)	Additions are all acquired from third-party suppliers in the current period.

(b)	In connection with the Company’s newly commenced digital asset sales business for the six months ended March 31, 2026, the Company sold digital intangible assets with a gross carrying value of $4,644,234 and accumulated amortization of $176,213. Net book value of disposed assets was transferred to cost of revenue to match the related operating revenue generated from digital asset sales.
	For the year ended September 30, 2025
	Gross Carrying Amount	Accumulated Amortization
	US$	US$
Balance at beginning of the year	$44,733,835	$5,937,573
Additions(a)	33,171,338	11,921,079
Disposal	—	—
Foreign exchange translation	(227,769)	68,933
Balance at end of the year	$77,677,404	$17,927,585